Basis for the Preparation of these Financial Statements and Applicable Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Bank's Equity Interest and Voting Rights
As of December 31, 2022 and 2021, the Bank’s equity interest and voting rights in the companies it consolidates, is as follows:

•	As of December 31, 2022:

Subsidiaries	Shares		Bank’s interest		Non-controlling interest
	Type	Number	Total capital stock	Voting rights	Total capital stock	Voting rights
Macro Securities SAU	Common	12,885,683	100.00%	100.00%
Macro Fiducia SAU	Common	47,387,236	100.00%	100.00%
Macro Fondos SGFCISA	Common	327,183	100.00%	100.00%
Macro Bank Limited	Common	39,816,899	100.00%	100.00%
Argenpay SAU (1)	Common	341,200,000	100.00%	100.00%
Fintech SGR (Structured entity)	Common	119,993	24.999%	24.999%	75.001%	75.001%

(1)	On January 30 and on March 15, 2023, the Bank made irrevocable capital contributions in this company for an amount of 330,000 and 330,000, respectively.

•	As of December 31, 2021:

Subsidiaries	Shares		Bank’s interest		Non-controlling interest
	Type	Number	Total capital stock	Voting rights	Total capital stock	Voting rights
Macro Securities SAU	Common	12,776,680	99.925%	99.932%	0.075%	0.068%
Macro Fiducia SAU	Common	46,935,318	99.046%	99.046%	0.954%	0.954%
Macro Fondos SGFCISA	Common	327,183	99.939%	100.00%	0.061%
Macro Bank Limited	Common	39,816,899	99.999%	100.00%	0.001%
Argenpay SAU	Common	341,200,000	100.00%	100.00%
Fintech SGR (Structured entity)	Common	119,993	24.999%	24.999%	75.001%	75.001%

Summary of Total Assets, Liabilities and Net Shareholders Equity
Total assets, liabilities and Shareholders’ equity of the Bank and its subsidiaries as of December 31, 2022 and 2021 are as follows:

Balances as of 12/31/2022	Banco Macro SA	Macro Bank Limited	Macro Securities SAU	Macro Fiducia SAU	Argenpay SAU	Fintech SGR	Eliminations	Consolidated
Assets	2,057,551,576	16,056,324	33,920,825	197,691	2,534,924	5,311,270	(25,452,452)	2,090,120,158
Liabilities	1,545,407,389	11,096,822	23,422,991	4,926	1,598,066	5,198,348	(8,837,259)	1,577,891,283
Equity attributable to the owners of the Bank	512,144,187	4,959,502	9,991,335	192,765	936,858	112,922	(16,193,382)	512,144,187
Equity attributable to non-controlling interests			506,499				(421,811)	84,688

Balances as of 12/31/2021	Banco Macro SA	Macro Bank Limited	Macro Securities SAU	Macro Fiducia SAU	Argenpay SAU	Fintech SGR	Eliminations	Consolidated
Assets	1,916,488,700	17,819,385	29,383,987	238,359	2,307,368	2,717,603	(22,388,177)	1,946,567,225
Liabilities	1,449,765,097	12,034,621	22,812,220	5,591	1,353,194	2,627,811	(8,828,700)	1,479,769,834
Equity attributable to the owners of the Bank	466,723,603	5,784,764	6,236,163	232,768	954,174	89,792	(13,297,661)	466,723,603
Equity attributable to non-controlling interests			335,604				(261,816)	73,788